Biological assets (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about biological assets [line items]
Total	R$ 160,371	R$ 56,718	R$ 99,083
Grains [Member]
Disclosure of detailed information about biological assets [line items]
Total	84,435	18,062	54,892
Grains [Member] | Level 3 [Member]
Disclosure of detailed information about biological assets [line items]
Total	20,749
Cotton [Member]
Disclosure of detailed information about biological assets [line items]
Total	1,373	2,619
Cotton [Member] | Level 3 [Member]
Disclosure of detailed information about biological assets [line items]
Total	13,724
Sugarcane [Member]
Disclosure of detailed information about biological assets [line items]
Total	75,861	34,511	43,952
Sugarcane [Member] | Level 3 [Member]
Disclosure of detailed information about biological assets [line items]
Total	72,043
Cattle [Member]
Disclosure of detailed information about biological assets [line items]
Total	(1,298)	R$ 1,526	R$ 239
Cattle [Member] | Level 2 [Member]
Disclosure of detailed information about biological assets [line items]
Total	R$ 34,481